Property and Equipment (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Mar. 31, 2026
Property, Plant, and Equipment [Line Items]
Depreciation and amortization expense		$ 70	$ 40
Aggregate carrying value		3,200
Fair value of consideration transferred		$ 300
Issuance of common stock in connection with settlement of vendor payable, shares		1,866,562
Issuance of common stock in connection with settlement of vendor payable		$ 5		$ 5
Share price		$ 0.45
Gain on troubled debt restructuring		$ 2,800
Common Stock [Member]
Property, Plant, and Equipment [Line Items]
Issuance of common stock in connection with settlement of vendor payable, shares	526,312	250,000	277,778
Issuance of common stock in connection with settlement of vendor payable		$ 100